Label	Element	Value
Nuveen International Responsible Equity Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Nuveen International Responsible Equity Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

Further, the following hereby replaces in its entirety the “Annual Fund Operating Expenses” table in the “Fees and expenses” section on page 47 of the Statutory Prospectus of the Nuveen International Funds in the “Summary information” section for the Nuveen International Responsible Equity Fund:

Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2027
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	Restated to reflect estimate for the current fiscal year.
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

The following hereby replaces in its entirety the “Example” sub-section in the “Fees and expenses” section on page 47 of the Statutory Prospectus of the Nuveen International Funds in the “Summary information” section for the Nuveen International Responsible Equity Fund:

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Nuveen International Responsible Equity Fund | Class R6
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.30%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.33%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.20%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	75
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	155
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 388
Nuveen International Responsible Equity Fund | Premier Class
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.30%
Distribution or Similar (Non 12b-1) Fees	oef_DistributionOrSimilarNon12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.49%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.36%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 37
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	127
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	244
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 587
Nuveen International Responsible Equity Fund | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.30%
Distribution or Similar (Non 12b-1) Fees	oef_DistributionOrSimilarNon12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.16%	[2]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.71%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.58%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 631
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	760
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	919
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,380
Nuveen International Responsible Equity Fund | Retirement Class
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.30%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.28%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.58%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	155
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	294
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 697
Nuveen International Responsible Equity Fund | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.30%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.07%	[2]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.37%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.24%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 25
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	88
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	177
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 438

[1]	Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.75% of average daily net assets for Class A shares; (ii) 0.55% of average daily net assets for Class I shares; (iii) 0.55% of average daily net assets for Premier Class shares; (iv) 0.40% of average daily net assets for Class R6 shares; and (v) 0.65% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least February 28, 2027, unless changed with approval of the Board of Trustees. Teachers Advisors, LLC has also agreed to waive fees and/or reimburse expenses to reduce the maximum Total annual operating expenses detailed above for each class of the Fund by 0.13%. This waiver and/or reimbursement arrangement may be terminated or modified prior to July 31, 2028 only with approval of the Board of Trustees.
[2]	Restated to reflect estimate for the current fiscal year.